CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Current Assets:
Cash and cash equivalents	$ 1,386,486	$ 507,266	$ 265,032	$ 98,226	$ 98,001	$ 482,251
Marketable investment securities (Note 3)	1,944,622	1,592,911		1,709,131
Trade accounts receivable - other, net of allowance for doubtful accounts of $16,547 and $29,650, respectively	794,344	771,383		741,351
Trade accounts receivable - EchoStar, net of allowance for doubtful accounts of zero	23,826	14,155		38,347
Inventory	429,958	487,046		295,950
Deferred tax assets	284,157	281,957		189,058
Other current assets	99,454	70,515		61,730
Total current assets	4,962,847	3,725,233		3,133,793
Noncurrent Assets:
Restricted cash and marketable investment securities	112,553	132,395		128,474
Property and equipment, net of accumulated depreciation of $2,770,414 and $2,684,364, respectively	3,198,022	3,230,849		2,601,180
FCC authorizations	679,570	679,570		679,570
Other noncurrent assets, net	155,076	67,586		75,776
Total noncurrent assets	4,145,221	4,110,400		3,485,000
Total assets	9,108,068	7,835,633		6,618,793
Current Liabilities:
Trade accounts payable - other	142,086	161,413		141,213
Trade accounts payable - EchoStar	272,506	238,629		269,542
Deferred revenue and other	823,458	803,737		815,864
Accrued programming	1,029,426	1,089,976		985,928
Litigation accrual (Note 8)	65,580	619,022		393,566
Other accrued expenses	593,429	512,705		485,637
Current portion of long-term debt and capital lease obligations	1,030,085	1,030,895		26,518
Total current liabilities	3,956,570	4,456,377		3,118,268
Long-Term Obligations, Net of Current Portion:
Long-term debt and capital lease obligations, net of current portion	7,471,328	5,484,041		6,470,046
Deferred tax liabilities	999,677	621,943		370,226
Long-term deferred revenue, distribution and carriage payments and other long-term liabilities	202,140	215,832		291,565
Total long-term obligations, net of current portion	8,673,145	6,321,816		7,131,837
Total liabilities	12,629,715	10,778,193		10,250,105
Commitments and Contingencies (Note 8)
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,192,803	1,170,560		1,154,614
Accumulated other comprehensive income (loss)	4,269	3,765		3,833
Accumulated earnings (deficit)	(4,718,719)	(4,116,885)		(4,789,759)
Total stockholder's equity (deficit)	(3,521,647)	(2,942,560)		(3,631,312)	(3,209,677)	(2,003,712)
Total liabilities and stockholder's equity (deficit)	$ 9,108,068	$ 7,835,633		$ 6,618,793